Warrant liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Warrant Liabilities [Abstract]
Schedule of Warrant Liabilities
	Six months ended June 30
	2025		2024
Public Warrants	No. of units	Amount	No. of units	Amount
At January 1	958,272	$910,263	958,272	$287,482
Change in fair value	-	(177,376)	-	219,364
At June 30	958,272	$732,887	958,272	$506,846

	Six months ended June 30
	2025		2024
Private Warrants	No. of units	Amount	No. of units	Amount
At January 1	1,206,250	$19,172,009	2,000,000	$5,934,000
Warrants granted	-	-	825,000	3,642,663
Warrants exercised	(1,206,250)	(20,880,595)	-	-
Change in fair value	-	1,708,586	-	(4,592,606)
At June 30	-	$-	2,825,000	$4,984,057